Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Epicsoft Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common shareholders
Nature	Reimbursement of business expenses
Amount due from related parties	$ 426
SEGA Corporation [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder of the Company
Nature	Recoupable advertising fee receivable
Amount due from related parties	$ 377,904
Relationship	Shareholder of the Company
Revenue from a related party	$ 1,244,899	42,477	$ 660,985
Relationship	Shareholder of the Company
Cost of revenue from related parties	$ 15,596,454	17,578,879	12,388,590
Jianhao Tan [Member]
Related Party Transaction [Line Items]
Relationship	CEO of Titan Digital
Nature	Interest free loan due on demand
Amount due from related parties		21,880
Relationship	CEO of Titan Digital
Revenue from a related party	$ 264,506		2,911
Relationship	CEO of Titan Digital
Cost of revenue from related parties	$ 237,311	667,336	604,258
Joseph Thomas Van Heeswijk [Member]
Related Party Transaction [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Director loan, interest free, no maturity date
Amount due from related parties	$ 8,873
Jianhaotan Brand Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Jianhao Tan, the shareholder of JHTB Venture, the CEO of Titan Digital
Nature	Expenses paid on behalf
Amount due from related parties	$ 5,131
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties	392,334	21,880
Accounts payable, a related party	4,567,337	6,567,480
Amount due to related parties	683,338	486,016
Revenue from a related party	1,509,405	42,477	663,896
Cost of revenue from related parties	$ 15,833,765	18,246,215	$ 12,992,848
Nekcom Inc [Member]
Related Party Transaction [Line Items]
Relationship	Equity securities investee
Nature	Prepayment for a recoupable minimum sales guarantee, Five (5) years following the First Commercial Release Date
Prepayment, a related party	$ 3,000,000
SEGA Corporation [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder of the Company
Nature	Purchase
Accounts payable, a related party	$ 4,567,337	6,567,480
Choo See Wee “Jacky” [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the Company
Nature	Loan from Director, interest fee and repayable on demand
Amount due to related parties	$ 12,293	482,252
Tan Jian Hao [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder of the Company
Nature	Loan from Director, interest fee and repayable on demand
Amount due to related parties	$ 56,127
Joseph Thomas Van Heeswijk [Member]
Related Party Transaction [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Loan from Director
Amount due to related parties		128
Joseph Thomas Van Heeswijk [Member]
Related Party Transaction [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Consideration payable for 10% controlling interest in 2Game
Amount due to related parties	$ 197,885
Shaun Amah Goz [Member]
Related Party Transaction [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Consideration payable for 10% controlling interest in 2Game
Amount due to related parties	$ 197,885
Wong Wan Ping Mario [Member]
Related Party Transaction [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Consideration payable for 10% controlling interest in 2Game
Amount due to related parties	$ 197,885
Debbie Soon [Member]
Related Party Transaction [Line Items]
Relationship	Director of Starry Jewelry
Nature	Expenses paid on behalf
Amount due to related parties	$ 743
Mr. Shaun [Member]
Related Party Transaction [Line Items]
Relationship	Director of 2 Game Dubai
Nature	Expenses paid on behalf
Amount due to related parties	$ 20,520	$ 3,636